Interest and Finance Costs (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest And Finance Charges Disclosure [Abstract]
Interest on long-term debt	$ 5,075	$ 9,602	$ 9,926
Interest on revolving credit facility	2,144	2,252	2,330
Amortization of debt issuance costs	1,090	466	657
Restructuring fees on acquired debt	0	0	407
Other	80	160	162
Total	$ 8,389	$ 12,480	$ 13,482